TAXATION - Income Tax Benefits (Expense) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
TAXATION
Current	¥ (131,844)	$ (20,206)	¥ (70,324)	¥ (44,187)
Deferred	22,508	3,450	64,887	19,776
Income tax benefits (expenses)	¥ (109,336)	$ (16,756)	¥ (5,437)	¥ (24,411)